RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 5. RELATED PARTY TRANSACTIONS

The Company has, from time to time, entered into transactions with related parties, including its founders, directors, principal shareholders, and entities controlled by them. The following describes related party balances and transactions as of and for the periods presented.

Nature of Relationships

The Company’s principal related parties are:

(i) Mr. Gope S. Kundnani, a Director of the Company and, as of June 30, 2026, the beneficial owner of 1,800,000 shares of common stock (42.54%), 4,000,000 shares of Series A Preferred Stock (88.89%), and, through APSI Holdings Limited (a United Kingdom entity), 1,800,000 shares of Series B Convertible Preferred Stock (75.90%);

(ii) Mitchell M. Eaglstein and Imran Firoz, Co-Founders, Executive Officers, and Directors of the Company; and

(iii) certain non-consolidated affiliated entities controlled directly or indirectly by Mr. Kundnani, including Alchemy DMCC (United Arab Emirates), Alchemy Capital Markets (“ACM”) (United Kingdom), FXIFY Markets Ltd. (Labuan, Malaysia), and other Kundnani-affiliated sister entities, all of which are sister entities to the Company and not part of the consolidated group; and (iv) Sync Capital Limited (Seychelles), a shareholding company controlled and owned by Mr. Kundnani, which holds the seller financing obligation described below and in Note 7.

Related Party Receivables

Related party receivables totaled $21,783,493 as of June 30, 2026, compared to $40,090,051 as of December 31, 2025, a net decrease of $18,306,558 during the six months ended June 30, 2026.

The largest counterparty is ACM, with $15,294,937 at June 30, 2026, compared with $30,918,736 at March 31, 2026, the reduction reflecting the June 30, 2026 settlement of intercompany balances. Other counterparties at June 30, 2026 are FXIFY at $3,171,275, FXPig Vanuatu at $1,894,365, Alchemy Global at $1,602,724, Alchemy DMCC at $(1,219,344), shareholders and directors at $307,788, Sync Capital at $212,641, Steven FS / BTFS at $146,691, Xoala Digital Poland at $(116,000) and Next Markets Limited at $98,224. Other related-party balances, together with intercompany differences and amounts pending reclassification that are not yet allocated to a counterparty, totaled $390,192.

NOTE 5. RELATED PARTY TRANSACTIONS (continued)

As of December 31, 2025, the related party receivable balance was comprised primarily of approximately $35.8 million carried by AIL representing current account receivables from ACM and related affiliates, as further described in the Company’s Annual Report on Form 10-K/A for the fiscal year ended December 31, 2025, supplemented by the loan receivable from FXIFY Markets Ltd. described above at FDCTech, Inc.

Related Party Advances Payable

Related party advances payable totaled $1,931,797 as of June 30, 2026, compared to $29,197,470 as of December 31, 2025, a net decrease of $27,265,673 during the six months ended June 30, 2026. As of June 30, 2026, the $1,931,797 balance was comprised of approximately $1.1 million owed to Alchemy DMCC and approximately $0.5 million owed to Alchemy Capital Markets, in each case Kundnani-affiliated sister entities, approximately $0.2 million owed to Sync Capital, a shareholding company, and other smaller balances at the Company’s subsidiaries. The December 31, 2025 balance was comprised primarily of amounts owed by AIL to Alchemy DMCC, together with amounts owed at the FDCTech, Inc. parent level and across other subsidiaries, and other smaller balances.

During the three and six months ended June 30, 2026, related party advances payable decreased by a net $27,265,673. That movement comprised non-cash extinguishments of $60,096,765, effected through the set-off and assignment arrangements described below, partially offset by $32,831,092 of net cash advances received from related-party counterparties, which is presented within financing activities in the condensed consolidated statements of cash flows. The non-cash arrangements included the transfer back to AIL of certain trading positions previously held with Alchemy DMCC and other liquidity arrangements designed to manage AIL’s counterparty risk exposures. As a result of these arrangements, AIL’s net advance payable to Alchemy DMCC was substantially reduced during the period, and the Company’s aggregate net payable to Alchemy DMCC decreased from approximately $29.1 million as of March 31, 2026 to approximately $1.2 million as of June 30, 2026. The Company held no net receivable from Alchemy DMCC as of June 30, 2026.

Supplemental Disclosure of Non-Cash Investing and Financing Activities

The settlement of the related party balances described above was effected without any payment or receipt of cash. During the three and six months ended June 30, 2026, the Company extinguished a net payable to Alchemy DMCC of $28,148,711, of which $5,257,670 was extinguished by assignment of the Company’s liquidity-provider balance with B2B Prime and $22,891,041 by offset against related party receivables. The Company also extinguished a non-trading payable to Alchemy Capital Markets Ltd. of $31,948,054 by offset, applied $54,839,095 against the client-trading receivable due from Alchemy Capital Markets Ltd., and applied rebates due to Alchemy Capital Markets Ltd. of $3,422,378 against the same balances. No cash was paid or received in connection with any of these arrangements, and accordingly they are excluded from the condensed consolidated statements of cash flows.

Accrued Expenses to Related Parties

Accrued expenses to related parties totaled $1,152,784 as of June 30, 2026, compared to $532,287 as of December 31, 2025. These amounts primarily represent accrued executive compensation owed to Mr. Eaglstein, the Company’s Chief Executive Officer, and Mr. Firoz, the Company’s Chief Financial Officer (through Thinkatalyst LLC, a Delaware limited liability company controlled by Mr. Firoz), each compensated at $15,000 per month under independent-contractor arrangements.

Other Related Party Transactions

Other than the settlements and accruals described above, the principal related party transactions during the three and six months ended June 30, 2026 consisted of (i) the continued accrual of executive compensation to Messrs. Eaglstein and Firoz at $15,000 per month each on an independent-contractor basis; (ii) the continuing obligation in the amount of $2,000,000 under non-interest bearing seller financing provided by Sync Capital Limited (a Seychelles entity controlled and owned by Mr. Gope S. Kundnani, a Director and majority shareholder of the Company), in connection with the Company’s acquisition of Alchemy International Ltd., which obligation matures on September 30, 2026 and is repayable from the proceeds of the Company’s contemplated listing of its common stock on a national securities exchange, and is presented as a component of Business acquisition loan on the consolidated balance sheets (see Note 7); and (iii) net activity in intercompany trading and rebate balances among the Company’s regulated subsidiaries (AML, APL, and AIL), all of which were eliminated in consolidation in accordance with ASC 810-10-45-1. There were no material new equity issuances, loans, or guarantees to or from related parties during the three and six months ended June 30, 2026.

Cross-Reference to Form 10-K/A

For additional historical background on related party transactions, including transactions prior to fiscal year 2025, refer to Item 13 (Certain Relationships and Related Transactions) of the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2025 (as most recently amended by Amendment No. 4 on Form 10-K/A filed July 1, 2026).

NOTE 7. RELATED PARTY TRANSACTIONS

FRH Group Convertible Notes (2016–2021)

Between February 22, 2016, and April 24, 2017, the Company borrowed $1,000,000 from FRH Group, a founder and principal shareholder (“FRH Group”). The Company executed Convertible Promissory Notes due between April 24, 2019, and June 30, 2019. The Notes were convertible into Common Stock initially at $0.10 per share, but in no event less than $0.05 per share, and carried an interest rate of 6% per annum, due and payable at maturity.

On February 22, 2021, the Company entered into an Assignment of Debt Agreement with FRH and FRH Group Corporation. The Company eliminated all four FRH Group convertible notes, including accrued interest, of $1,256,908 in return for issuing 12,569,080 unregistered shares of Common Stock of the Company to FRH. Following the Agreement, FRH assigned the shares to FRH Group Corporation, also owned by Mr. Hong.

Stock Issuances to Related Parties

Between March 15 and 21, 2017, subject to the terms and conditions of a Stock Purchase Agreement, the Company issued 1,000,000 shares to Susan Eaglstein and 400,000 shares to Brent Eaglstein at $0.05 per share, a cumulative cash amount of $70,000. Ms. Eaglstein and Mr. Eaglstein are the mother and brother of Mitchell Eaglstein, the Company’s CEO and director.

In September 2022, the Company issued 30,000,000 shares of Common Stock for $300,000 to Alchemy Prime Limited (APL) and appointed Gope S. Kundnani as a director of the Company. As the director’s compensation, the Company issued 5,000,000 shares of Common Stock, valued at $60,000. Mr. Kundnani is the director and owner of APL.

In January 2023, the Company sold 115,000,000 shares of Common Stock to Kundnani, a director, for $550,000. In January 2023, Eaglstein and Firoz transferred 1,100,000 and 400,000 shares, respectively, to Kundnani.

Series A Preferred Stock Transactions

On November 30, 2023, Kundnani purchased 2,500,000 Series A Preferred Stock of FDCTech for $2,500,000, and 50,000,000 shares of Common Stock of FDCTech for $5,500,000. As of September 30, 2023, the Company had 4,000,000 preferred shares issued and outstanding, with Eaglstein, Kundnani, and Hong holding 1,500,000, 1,500,000, and 1,000,000 shares, respectively.

On January 30, 2024, the Company’s board of directors adopted and approved the rescission and cancellation of (i) 1,000,000 shares of Series A Preferred Stock issued to Mitchell M. Eaglstein and (ii) 1,000,000 shares of Series A Preferred Stock issued to Felix R. Hong. Following these cancellations, Eaglstein and Kundnani hold 4,000,000 and 500,000 shares, respectively, of Series A Preferred Stock, representing 100% of all issued and outstanding Series A Preferred Stock.

Acquisitions of AML and APL (November 2023)

On November 30, 2023, the Company purchased 499 shares of Alchemy Markets Holdings Ltd (Alchemy BVI) from APSI Holdings Limited (“APSI”), previously known as Alchemy Prime Holdings Ltd (APHL), in exchange for 833,621 Series B Convertible Preferred Stock. No cash was exchanged. Kundnani, a related party, is the sole shareholder of APSI. As a result, the Company owns 100.00% of AML.

On November 30, 2023, the Company purchased 100.00% of all the issued and outstanding shares of APL, an FCA-regulated brokerage, from APSI in exchange for 966,379 Series B Convertible Preferred Stock. No cash was exchanged. Kundnani, a related party, is the sole shareholder of APSI.

NOTE 7. RELATED PARTY TRANSACTIONS (continued)

Series B Convertible Preferred Stock Issuances

In December 2023, Susan Eaglstein, mother of Mitchell Eaglstein, the Company’s CEO, provided $20,000 as a related party advance for working capital. As part of the consideration, the Company issued Ms. Eaglstein 10,000 Series B Convertible Preferred Shares in January 2024.

On January 4, 2024, the Company issued Series B Convertible Preferred Stock for services valued at $1.41 per share to the following related parties: 150,000 shares to Imran Firoz, CFO and Director; 50,000 shares to Gope S. Kundnani, Director; 150,000 shares to Mitchell M. Eaglstein, CEO and Director; 50,000 shares to FRH Group; 10,000 shares to William B. Barnett, Esq.; and 10,000 shares to Susan E. Eaglstein.

On February 7, 2025, the Company issued 10,000 Series B Convertible Preferred Stock to Nicky G. Kundnani for services valued at $1.41 per share.

Acquisition of Alchemy International Ltd. (October 2025)

On October 29, 2025, the Company completed the acquisition of 99.9% of the issued and outstanding shares of Alchemy International Ltd. (“AIL”), a securities dealer licensed by the Financial Services Authority of Seychelles (License SD136), from SYNC Capital Limited (“Seller”). The consideration was $2,000,000 cash. SYNC Capital Limited is wholly owned by Gope S. Kundnani, who is also a controlling shareholder of the Company. Accordingly, this acquisition constitutes a transaction between entities under common control within the meaning of ASC 805-50, and has been accounted for at the historical carrying amounts of AIL’s assets and liabilities. The difference between the consideration paid and the net book value of AIL attributable to the Company ($8,933,118) has been credited to Additional Paid-In Capital as a capital contribution from the controlling shareholder. See Note 2 — Significant Acquisitions.

This transaction was identified as a related-party transaction pursuant to Section 10.5 of the Share Purchase Agreement (“SPA”) and was reviewed and approved by an Audit Committee composed solely of independent, disinterested directors, with Kundnani and his affiliates recused, in compliance with SPA Section 10.6.

Post-Acquisition Related Party Balances — AIL and Alchemy DMCC

Following the acquisition of AIL, significant intercompany and related party balances arose in the consolidated balance sheet as a result of AIL’s pre-existing trading relationships with Alchemy Capital Markets Ltd. (ACM) and Alchemy DMCC, both related-party affiliates of Kundnani. These balances are described below.

At December 31, 2025, AIL carried a current account receivable of $37,579,900 due from Alchemy Capital Markets Ltd. and related affiliates, included within the Related Party Receivable line on the consolidated balance sheet. This balance reflects trading activity and liquidity arrangements conducted by AIL in the ordinary course of its operations as a securities dealer.

At December 31, 2025, AIL carried a current account payable of $25,512,642 due to Alchemy DMCC, a related-party affiliate, included within Related Party Advances on the consolidated balance sheet. Additionally, FDCTech at the parent level carried a payable of $536,504 to Alchemy DMCC. The terms and repayment conditions of these balances are subject to ongoing intercompany arrangements and are eliminated upon consolidation, where applicable.

Accrued Compensation — Executive Officers

At December 31, 2025, the Company had accrued but unpaid payroll obligations of $241,000 to Mitchell M. Eaglstein, CEO and Director, and $286,000 to Imran Firoz, CFO and Director (through Thinkatalyst LLC., a company controlled by Mr. Firoz), included within Accrued Expenses, Related Party on the consolidated balance sheet. No related-party interest expense was incurred for the fiscal years ended December 31, 2025, and 2024.

Planned Retirement of Series A Preferred Stock

In connection with the Company’s planned uplisting to a senior national securities exchange, immediately prior to the closing of the contemplated offering, all 4,500,000 shares of Series A Preferred Stock held by Eaglstein (4,000,000 shares) and Kundnani (500,000 shares) will be retired and cancelled. Holders of Series A Preferred Stock will not receive any cash consideration in connection with such retirement.

NOTE 7. RELATED PARTY TRANSACTIONS (continued)

Summary of Related Party Balances

The following table summarizes related party balances included in the consolidated balance sheets as of December 31, 2025, and December 31, 2024 (as restated):

	December 31, 2025 (Restated)	December 31, 2024 (Restated)
Related party receivable (asset):
AIL – intercompany receivable (post-acquisition)	$37,579,900	$—
FDC – Related party receivables and advances	3,165,290	1,682,450
AML – due from related parties, net	(3,300,538)	—
FXPIG – due from	32,704	—
AIL – trade receivable (related party)	2,612,695	—
Total related party receivable	$40,090,051	$1,682,450

Related party advances (liability):
AIL – due to Alchemy DMCC (post-acquisition)	$25,512,642	$7,713,827
FDC – due to Alchemy DMCC	536,504	—
FDC – related party advances, net	33,000	33,000
ADS – related party loan	4,711	3,536
AML – due to AML US	720,644	140,682
ATECH – related party loan	—	101,795
Total related party advances	$29,197,470	$7,992,840

Accrued expenses, related party (liability):
Accrued payroll – Mitchell M. Eaglstein	$241,000	246,000
Accrued payroll – Imran Firoz	286,000	273,500
ATECH – accrued expenses	5,287	—
Other accrued, related party	—	—
Total accrued expenses, related party	$532,287	$519,500

The Company transacts with affiliated entities under common control and with other related parties. Related party balances as of December 31, 2025, and December 31, 2024 (restated) are summarized in the table above and described below.

(a) Related party receivables totaled $40,090,051 as of December 31, 2025, compared with $1,682,450 as of December 31, 2024. The December 31, 2025 balance consists principally of a $37,579,900 intercompany receivable from Alchemy International Limited (AIL) arising in connection with its post-acquisition consolidation, $3,165,290 of loan receivables and advances to FDC, a $2,612,695 trade receivable due from AIL, and $32,704 due from FXPIG, partially offset by a $(3,300,538) net balance presented within AML – due from related parties, net. The December 31, 2024, balance comprised $1,682,450 of FDC loan receivables and advances.

(b) Related party advances (liabilities) totaled $29,197,470 as of December 31, 2025, compared with $7,992,840 as of December 31, 2024. The December 31, 2025, balance includes $25,512,642 due to Alchemy DMCC from AIL and $536,504 due to Alchemy DMCC from FDC, both arising from the post-acquisition consolidation, $720,644 due to AML US, $33,000 of net related party advances from FDC, and $4,711 under the ADS related party loan. The December 31, 2024, balance comprised $7,713,827 due to Alchemy DMCC from AIL, $140,682 due to AML US, $101,795 under the ATECH related party loan, $33,000 of FDC related party advances, and $3,536 under the ADS related party loan.

(c) Accrued expenses due to related parties totaled $532,287 as of December 31, 2025, compared with $519,500 as of December 31, 2024. These amounts consist primarily of accrued payroll due to the Company’s officers, Mitchell M. Eaglstein ($241,000 and $246,000 as of December 31, 2025, and 2024, respectively) and Imran Firoz ($286,000 and $273,500 as of December 31, 2025 and 2024, respectively), together with $5,287 of accrued expenses due to ATECH as of December 31, 2025.